RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2018
Related Party Transaction [Line Items]
Legal expense			$ 47	$ 58	$ 47
Legal fees due	$ 9		9	6
Selling and administrative			26,920	22,142	20,406
Letter of credit	700		700	1,000
Interest expense			2,875	$ 4,171	$ 2,601
White Line B.V [Member]
Related Party Transaction [Line Items]
Investment amount	3,500		3,500
Letter of Credit [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Letter of credit						$ 500
Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of common stock				2,800,000	2,900,000
Issuance of stock, per share					$ 0.60
Annual Compensation forgave		$ 600
Directors and Officers [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Issuance of stock, per share				$ 0.40
Directors and Officers [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Issuance of stock, per share				$ 0.45
Board of Directors [Member]
Related Party Transaction [Line Items]
Annual Compensation		$ 50			$ 60
Annual Compensation one-time grant					660
Related Party One [Member]
Related Party Transaction [Line Items]
Selling services			254	$ 227	223
Selling and administrative	$ 39
Related Party Four [Member]
Related Party Transaction [Line Items]
Internal audit services			114	112	13
Related Party Three [Member]
Related Party Transaction [Line Items]
Selling and administrative			0	0	15
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling services			$ 95	$ 52	$ 48